Loss per share	12 Months Ended
Oct. 31, 2022
Earnings per share [abstract]
Loss per share [Text block]

14. Loss per share

Basic and diluted loss per share are calculated using the following numerators and denominators:

Numerator	2022	2021	2020
Net loss attributable to common shareholders and used in computation of basic and diluted loss per share	$(2,287,095)	$(1,012,978)	(1,245,393)

Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	451,177,796	422,613,046	377,380,476

For the years ended October 31, 2022, 2021 and 2020, all stock options and conversion features were anti-dilutive and, therefore, are excluded from the calculation of diluted loss per share.